Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties Transactions (Details) [Line Items]
Performed services sub-contractor	$ 2,900,000	$ 3,200,000	$ 3,100,000
Due from its transactions with Asseco	2,927,000	3,187,000
Trade receivables balances due from related parties	1,149,000	852,000
Back office services amount	240,000	160,000	138,000
Sapiens [Member]
Related Parties Transactions (Details) [Line Items]
Services obtained from Asseco	181,000	197,000	521,000
Fees paid for board services in affiliates	28,600	26,700	29,600
Matrix [Member]
Related Parties Transactions (Details) [Line Items]
Fees paid for board services in affiliates	$ 33,200	$ 36,700	$ 31,400